Seward & Kissel LLP
                               901 K Street, N.W.
                                   Suite 800
                             Washington, D.C. 20001
                             (202) 737-8833 (phone)
                              (202) 737-5184 (fax)



                                                       January 5, 2016


VIA EDGAR
---------

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C.  20549

        Re:  The AB Portfolios
             o   AB Wealth Appreciation Strategy
             o   AB Balanced Wealth Strategy
             o   AB Conservative Wealth Strategy
             o   AB Tax-Managed Wealth Appreciation Strategy
             o   AB Tax-Managed Balanced Wealth Strategy
             o   AB Tax-Managed Conservative Wealth Strategy
            (File Nos. 33-12988 and 811-05088)
            ------------------------------------------------------

Ladies and Gentlemen:

      On behalf of the above-referenced AB Portfolios (the "Portfolios"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the prospectus for the Portfolios that would have been filed under Rule 497(c) does not differ from that included in the most recent post-effective amendment to the Portfolios' registration statement. The post-effective amendment was filed electronically with the Securities and Exchange Commission on December 30, 2015.

      A copy of the Statement of Additional Information for the Portfolios will be filed under Rule 497(c) today.

      If you have any questions regarding the foregoing, please call me at the above referenced number.



                                                     Sincerely,


                                                     /s/ Joseph J. Nardello
                                                     --------------------------
                                                         Joseph J. Nardello